SEGMENTS (Schedule of other revenue information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Trade Name	$ 7,941	$ 9,024
Customer relationship	34,709	52,526
Capitalized development costs and technology acquired	112,967	104,797
Goodwill	187,135	180,866
Total Revenues	342,752	347,213
Lottery [Member]
Disclosure of operating segments [line items]
Trade Name	0	0
Customer relationship	0	0
Capitalized development costs and technology acquired	31,919	26,752
Goodwill	0	0
Total Revenues	31,919	26,752
Core [Member]
Disclosure of operating segments [line items]
Trade Name	6,614	7,545
Customer relationship	6,979	21,412
Capitalized development costs and technology acquired	57,563	55,998
Goodwill	72,435	70,185
Total Revenues	143,591	155,140
Games [Member]
Disclosure of operating segments [line items]
Trade Name	0	0
Customer relationship	19,119	21,290
Capitalized development costs and technology acquired	13,587	13,557
Goodwill	79,990	76,970
Total Revenues	112,696	111,817
Sports [Member]
Disclosure of operating segments [line items]
Trade Name	1,327	1,479
Customer relationship	8,611	9,824
Capitalized development costs and technology acquired	9,898	8,490
Goodwill	34,710	33,711
Total Revenues	$ 54,546	$ 53,504